Fixed Assets, net & Advances for Vessels under Construction - Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Vessel Costs
Balance at the beginning of the period	$ 3,903,896	$ 3,917,443	$ 3,421,897
Additions	154,334	4,580	495,546
Transfers from right-of-use assets and to vessel held for sale		79,179
Disposals		(97,306)
Depreciation	129,287	131,214	113,832
Balance at the end of the period	4,058,230	3,903,896	3,917,443
Accumulated Depreciation
Balance at the beginning of the period	(1,182,402)	(1,055,792)	(941,960)
Transfers from right-of-use assets and to vessel held for sale		5,896
Disposals		10,500
Depreciation	(129,287)	(131,214)	(113,832)
Balance at the end of the period	(1,311,689)	(1,182,402)	(1,055,792)
Net Book Value
Balance at the beginning of the period	2,721,494	2,861,651	2,479,937
Additions	154,334	4,580	495,546
Transfers from right-of-use assets and to vessel held for sale		(73,283)
Disposals		(86,806)
Depreciation	129,287	(131,214)	113,832
Balance at the end of the period	$ 2,746,541	$ 2,721,494	$ 2,861,651